Stock Portfolio
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Auto Components — 1.1%
Aptiv PLC(1)	69,856	$ 8,362,462
		$ 8,362,462
Automobiles — 0.9%
Tesla, Inc.(1)	6,300	$ 6,788,880
		$ 6,788,880
Banks — 3.5%
PNC Financial Services Group, Inc. (The)	64,370	$ 11,873,046
Wells Fargo & Co.	279,910	13,564,439
		$ 25,437,485
Beverages — 3.6%
Coca-Cola Co. (The)	300,546	$ 18,633,852
Coca-Cola Europacific Partners PLC	152,760	7,425,664
		$ 26,059,516
Biotechnology — 2.7%
AbbVie, Inc.	121,216	$ 19,650,326
		$ 19,650,326
Capital Markets — 5.0%
Intercontinental Exchange, Inc.	106,904	$ 14,124,157
S&P Global, Inc.	24,136	9,900,104
Tradeweb Markets, Inc., Class A	142,629	12,532,810
		$ 36,557,071
Chemicals — 1.7%
FMC Corp.	91,600	$ 12,051,812
		$ 12,051,812
Commercial Services & Supplies — 1.6%
Waste Management, Inc.	75,178	$ 11,915,713
		$ 11,915,713
Containers & Packaging — 1.0%
AptarGroup, Inc.	62,054	$ 7,291,345
		$ 7,291,345
Security	Shares	Value
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	221,800	$ 11,298,492
		$ 11,298,492
Electric Utilities — 1.6%
NextEra Energy, Inc.	136,640	$ 11,574,774
		$ 11,574,774
Electrical Equipment — 1.3%
AMETEK, Inc.	68,656	$ 9,143,606
		$ 9,143,606
Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity, Ltd.	71,600	$ 9,378,168
		$ 9,378,168
Energy Equipment & Services — 1.2%
Baker Hughes Co.	249,400	$ 9,080,654
		$ 9,080,654
Entertainment — 0.7%
Walt Disney Co. (The)(1)	34,582	$ 4,743,267
		$ 4,743,267
Equity Real Estate Investment Trusts (REITs) — 3.4%
EastGroup Properties, Inc.	54,322	$ 11,042,576
Lamar Advertising Co., Class A	116,790	13,568,662
		$ 24,611,238
Food & Staples Retailing — 3.6%
Sysco Corp.	176,490	$ 14,410,409
Walmart, Inc.	77,800	11,585,976
		$ 25,996,385
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.(1)	230,336	$ 10,201,581
Teleflex, Inc.	17,400	6,174,042
		$ 16,375,623
Health Care Providers & Services — 2.0%
Anthem, Inc.	30,424	$ 14,944,877
		$ 14,944,877
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A(1)	47,428	$ 8,335,471
		$ 8,335,471

Stock Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 1.9%
Allstate Corp. (The)	97,700	$ 13,532,427
		$ 13,532,427
Interactive Media & Services — 6.3%
Alphabet, Inc., Class C(1)	16,489	$ 46,053,612
		$ 46,053,612
Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)	10,996	$ 35,846,410
		$ 35,846,410
IT Services — 4.1%
Automatic Data Processing, Inc.	57,196	$ 13,014,378
Visa, Inc., Class A	76,030	16,861,173
		$ 29,875,551
Life Sciences Tools & Services — 3.5%
Danaher Corp.	43,892	$ 12,874,840
Thermo Fisher Scientific, Inc.	22,034	13,014,382
		$ 25,889,222
Machinery — 2.3%
Stanley Black & Decker, Inc.	29,438	$ 4,115,138
Westinghouse Air Brake Technologies Corp.	132,900	12,780,993
		$ 16,896,131
Multi-Utilities — 2.0%
Sempra Energy	86,700	$ 14,576,004
		$ 14,576,004
Oil, Gas & Consumable Fuels — 1.7%
ConocoPhillips	120,856	$ 12,085,600
		$ 12,085,600
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	144,200	$ 10,530,926
Eli Lilly & Co.	42,400	12,142,088
Pfizer, Inc.	95,500	4,944,035
		$ 27,617,049
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp.	98,690	$ 8,668,930
		$ 8,668,930
Security	Shares	Value
Road & Rail — 1.8%
Union Pacific Corp.	49,224	$ 13,448,489
		$ 13,448,489
Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	85,486	$ 14,120,577
Lam Research Corp.	15,200	8,171,672
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	64,739	6,749,688
Texas Instruments, Inc.	58,647	10,760,552
		$ 39,802,489
Software — 9.1%
Bill.com Holdings, Inc.(1)	26,300	$ 5,964,577
Intuit, Inc.	17,854	8,584,917
Microsoft Corp.	168,098	51,826,295
		$ 66,375,789
Specialty Retail — 2.1%
Bath & Body Works, Inc.	151,800	$ 7,256,040
TJX Cos., Inc. (The)	131,334	7,956,214
		$ 15,212,254
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	293,584	$ 51,262,702
		$ 51,262,702
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.(1)	67,408	$ 8,651,817
		$ 8,651,817
Total Common Stocks (identified cost $461,105,720)		$725,391,641

Short-Term Investments — 0.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	3,664,430	$ 3,664,064
Total Short-Term Investments (identified cost $3,663,697)		$ 3,664,064
Total Investments — 99.9% (identified cost $464,769,417)		$729,055,705
Other Assets, Less Liabilities — 0.1%		$ 376,093
Net Assets — 100.0%		$729,431,798

Stock Portfolio
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
Abbreviations:
ADR	– American Depositary Receipt

The Portfolio did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Portfolio's investment in affiliated funds was $3,664,064, which represents 0.5% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,248,476	$45,053,295	$(43,640,325)	$2,251	$367	$3,664,064	$509	3,664,430
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$725,391,641*	$ —	$ —	$725,391,641
Short-Term Investments	—	3,664,064	—	3,664,064
Total Investments	$725,391,641	$3,664,064	$ —	$729,055,705
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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